Offerings - Offering: 1	Jan. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0025 par value per share
Amount Registered | shares	360,000
Proposed Maximum Offering Price per Unit	4.7980
Maximum Aggregate Offering Price	$ 1,727,280.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 238.54
Offering Note	This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended (the “Securities Act”) solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share is based on the average of the high price ($5.442) and low price ($4.154) for the Registrant’s class A ordinary shares during consecutive trading days from January 12, 2026, through January 16, 2026, as reported on the Nasdaq Capital Market.

Represents 360,000 class A ordinary shares issuable under our 2026 Share Incentive Plan, dated as of January 20, 2026 (the “2026 Plan”). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), the number of class A ordinary shares registered hereunder will be adjusted in the event of stock splits, stock dividends or similar transactions.